Discontinued Operations - Summary of Assets and Liabilities from Discontinued Operations (Details) - Canada Jetlines Operations Ltd. - Spinoff	Jun. 28, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 4,897
Other current assets	2,135
Prepaid expenses	26,055
Accounts payable and accrued liabilities	(303,581)
Long-term loan payable	(32,336)
Net liabilities transferred	$ (302,830)